Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other payables - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Accrued expenses and other current liabilities
Deposits received from customers	$ 27,615	$ 20,416
Accrued expenses	90,491	133,649
VAT and other taxes payable	216,516	28,619
Payroll payable	45,369	153,783
Total	$ 379,991	$ 336,467